Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted net profit (loss) attributable to shareholders per ordinary share	$ (0.47)	$ (0.53)	$ 0.04
Weighted-average ordinary shares used in computing net profit (loss) per share, diluted	4,643,879	2,892,347	2,888,768